Supplement Dated October 1, 2015
To The Prospectus Dated April 27, 2015

JNL(R) Series Trust

Please note that the changes impact your variable annuity and/or variable life product(s).

Effective October 1, 2015, for the JNL Multi-Manager Alternative Fund, please remove all references to Chris Sferruzzo.

Effective October 1, 2015, for the JNL/DoubleLine Schiller Enhanced CAPE Fund, in the section entitled, "Principal Risks of Investing in the Fund," please add the following:

•	Indexed and inverse securities risk – Certain indexed and inverse securities have greater sensitivity to changes in interest rates or index levels than other securities, and the Fund's investment in such instruments may decline significantly in value if interest rates or index levels move in a way Fund management does not anticipate.
•	Municipal securities risk - Municipal securities are subject to certain additional risks. A Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). Other occurrences, such as catastrophic natural disasters or acts of terrorism, can also adversely affect a state's fiscal stability. The recent national economic crisis, among other factors, has caused deterioration in the economies of many states, resulting in an adverse impact on states' spending, revenues and state budgets that has caused many states to operate under significant financial stress.

Effective October 1, 2015, for the JNL/DoubleLine Schiller Enhanced CAPE Fund, in the section entitled, "Additional Information About the Funds," under "Principal Risks of Investing  in the Fund," please add the following:

•	Indexed and inverse securities risk
•	Municipal securities risk

Effective October 2, 2015, for the JNL/Mellon Capital Bond Index Fund, please remove all references to Zandra Zelaya.

Effective October 2, 2015, in the section entitled, "Summary Overview of Each Fund" for the JNL/Mellon Capital Bond Index Fund under "Portfolio Managers," please delete the table in its entirety and replace it with the following:

Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
Paul Benson	2015	Managing Director, Head of Fixed Income Portfolio Management
Nancy Rogers	2015	Director, Senior Portfolio Manager, Fixed Income
Stephanie Shu	2015	Director, Senior Portfolio Manager, Fixed Income
Gregg Lee	2013	Senior Portfolio Manager, Fixed Income

Effective October 2, 2015, in the section entitled "Additional Information About the Funds" for the JNL/Mellon Capital Bond Index Fund, under "The Sub-Adviser and Portfolio Management," please add the following paragraphs:

Paul Benson is the Managing Director, Head of Fixed Income Portfolio Management at Mellon Capital. Mr. Benson joined Mellon Capital in 2005 and was previously a Senior Portfolio Manager, responsible for the Yield Curve Arbitrage strategy within Global Asset Allocation portfolios. Prior experience includes analyzing and managing U.S. and Global Fixed Income active portfolios as well as market-making and proprietary trading with a focus on interest rate swaps and JPN Government Bonds. Mr. Benson attained the Chartered Financial Analyst ("CFA") and Chartered Alternative Investment Analyst ("CAIA") designations. Mr. Benson graduated with a B.A. from the University of Michigan. He has over 20 years of investment experience.

Nancy G. Rogers is a Director, Senior Portfolio Manager, Fixed Income team at Mellon Capital. Ms. Rogers joined Mellon Capital in 1987 and is responsible for the management of domestic and international portfolios. Prior experience includes management of aggregate, government, credit and custom indices as well as trading, performance measurement and portfolio accounting. Ms. Rogers attained the Chartered Financial Analyst ("CFA") designation. Ms. Rogers graduated with an M.B.A. from Drexel University, Investments. She has over 28 years of investment experience.

Stephanie Shu is a Director, Senior Portfolio Manager, Fixed Income team at Mellon Capital. Mrs. Shu joined Mellon Capital in 2001 and is responsible for the management of domestic and international portfolios. Prior experience includes management of Emerging Market Local Debt ETFs, Fixed Income Active portfolios and Fixed Income Hedge Funds as well as custom strategy analysis and design. Mrs. Shu attained the Chartered Financial Analyst ("CFA") designation. Mrs. Shu graduated with an M.S. from Texas A& M University, Finance and Mathematics. She has over 17 years of investment experience.

This Supplement is dated October 1, 2015.

Supplement Dated October 1, 2015
To The Statement of Additional Information
Dated April 27, 2015

JNL® Series Trust

Please note that the changes impact your variable annuity and/or variable life product(s).

Effective October 1, 2015, for the JNL Multi-Manager Alternative Fund, please remove all references to Chris Sferruzzzo.

Effective October 2, 2015, for the JNL/Mellon Capital Bond Index Fund, please remove all references to Zandra Zelaya.

Effective October 1, 2015, on page 53, in the section entitled "Certain Fundamental and Operating Policies and Risks Applicable to the Master Funds and Feeder Funds," under "AFIS Master Funds" before the paragraph "Currency Transactions" please add the following paragraph:

Investing through Stock Connect.  The AFIS Master Funds may invest in China A-shares of certain Chinese companies listed and traded on the Shanghai Stock Exchange ("SSE") through the Shanghai-Hong Kong Stock Connect Program ("Stock Connect"). Stock Connect is a securities trading and clearing program developed by the Stock Exchange of Hong Kong, the SSE and the China Securities Depository and Clearing Corporation Limited. It facilitates foreign investment in the People's Republic of China ("PRC") via brokers in Hong Kong. Investors through Stock Connect are subject to PRC regulations and SSE listing rules, among others. These could include limitations on trading or suspension of trading. These regulations are relatively new, untested and subject to changes which could adversely impact the AFIS Master Fund's rights with respect to the securities. As Stock Connect is new there are no assurances that the necessary systems to run the program will function properly.

Stock Connect is subject to aggregate and daily quota limitations on purchases and the Master Fund may experience delays in transacting via Stock Connect. Once the daily quota is reached, the remaining orders for that day are rejected. A-shares obtained on Stock Connect may only be sold, purchased or otherwise transferred through Stock Connect. Stock Connect only operates when both PRC and Hong Kong markets are open for trading and when banking services are available in both markets for the corresponding settlement dates. A fund's shares are held in an omnibus account and registered in nominee name. The AFIS Master Funds may have additional risks relating to investments in China, for example, through purchases in H shares of Chinese companies listed on the Hong Kong Exchange or as a Qualified Foreign Institutional Investor ("QFII") purchasing A shares in China. Please see the sections on risks relating to investing outside of the United States and risks of investing in emerging markets for further information.

Effective October 2, 2015, on page 16, in the section entitled "Investment Adviser, Sub-Advisers and Other Service Providers," sub-section "Investment Adviser and Portfolio Managers" after the heading "Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest," please delete the table for the JNL/Mellon Capital Bond Index Fund in its entirety and replace with the following, which includes information as of June 30, 2015:

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Paul Benson	18	45	36	0	0	0
	$9,218M	$15,437M	$21,837M	$0	$0	$0
Nancy Rogers	18	45	36	0	0	0
	$9,218M	$15,437M	$21,837M	$0	$0	$0
Stephanie Shu	18	45	36	0	0	0
	$9,218M	$15,437M	$21,837M	$0	$0	$0
Gregg Lee	18	45	36	0	0	0
	$9,218M	$15,437M	$21,837M	$0	$0	$0

Effective October 2, 2015, on page 173, in the section entitled "Investment Adviser, Sub-Advisers and Other Service Providers," sub-section "Investment Adviser and Portfolio Managers," after the heading "Security Ownership of the Portfolio Manager of the JNL/Mellon Capital Bond Index Fund," please delete the table in its entirety and replace it with the following as of June 30, 2015:

Security Ownership of Portfolio Managers	Paul Benson	Nancy Rogers	Stephanie Shu	Gregg Lee
None	X	X	X	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

This Supplement is dated October 1, 2015.